Disposal of subsidiary - Schedule of Results of Disposal of Subsidiary Included in Statement of Profit or Loss (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	₨ 54,491	₨ 53,303	₨ 47,902
Expenses	(59,574)	(53,873)	(42,927)
Loss before tax	5,128	623	₨ (4,935)
Adyah Solar Energy Private Limited [Member]
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	2,372	1,998
Expenses	(2,718)	(2,563)
Loss before tax	(346)	(565)
Income tax expense	229	113
Loss for the year	₨ (117)	₨ (452)